Income Taxes (Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year	$ 93	$ 72
Increase (decrease) of unrecognized tax benefits taken in prior years	4
Increase (decrease) of unrecognized tax benefits taken in current year	46	21
Increase (decrease) of unrecognized tax benefits related to settlements
Reductions to unrecognized tax benefits related lapsing statute of limitations
Balance at the end of the year	$ 143	$ 93